Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Supplement Dated December 4, 2015

to the

Summary Prospectus for the Mid Cap Growth Stock Portfolio Dated May 1, 2015, as supplemented

Statutory Prospectus of Northwestern Mutual Series Fund Dated May 1, 2015, as supplemented

The following information supplements the Summary Prospectus for the Mid Cap Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015, as supplemented on August 28, 2015 (the “Summary Prospectus”), and the Fund’s Statutory Prospectus dated May 1, 2015, as supplemented on May 22, 2015, June 5, 2015, and August 28, 2015 (the “Statutory Prospectus”). You should read this Supplement together with the Summary Prospectus and the Statutory Prospectus.

Mid Cap Growth Stock Portfolio – Portfolio Manager Addition

Effective December 3, 2015, Daniel Crowe joined Robert C. Lanphier IV and David P. Ricci as co-portfolio manager of the Mid Cap Growth Stock Portfolio. Accordingly, the “Portfolio Managers” information currently set forth in the Summary Prospectus and the Summary Section of the Statutory Prospectus under the heading “PORTFOLIO MANAGEMENT” is hereby replaced with the following:

“Portfolio Managers: Robert C. Lanphier IV, a Principal of WBIM, has co-managed the Portfolio since 2013.

David P. Ricci, CFA, a Principal of WBIM, has co-managed the Portfolio since 2013.

Daniel Crowe, CFA, a Principal of WBIM, has co-managed the Portfolio since 2015.”

In addition, the following paragraph is inserted in the Statutory Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Mid Cap Growth Stock Portfolio”:

“Daniel Crowe, CFA, who co-manages the Portfolio, is a Principal of WBIM and joined in May 2011. He is a member of the Small-Mid and Mid Cap Growth Teams. Prior thereto, he was a midcap portfolio manager at another registered investment advisory firm.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Supplement Dated December 4, 2015

to the

Summary Prospectus for the Money Market Portfolio Dated May 1, 2015, as supplemented

Statutory Prospectus of Northwestern Mutual Series Fund Dated May 1, 2015, as supplemented

The following information supplements the Summary Prospectus for the Money Market Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015, as supplemented on August 28, 2015 (the “Summary Prospectus”), and the Fund’s Statutory Prospectus dated May 1, 2015, as supplemented on May 22, 2015, June 5, 2015, and August 28, 2015 (the “Statutory Prospectus”). You should read this Supplement together with the Summary Prospectus and the Statutory Prospectus.

Money Market Portfolio – Money Market Reform

As previously set forth in the prospectus supplement dated August 28, 2015, on or about May 1, 2016, the Money Market Portfolio will be renamed the Government Money Market Portfolio and will change its investment strategy to meet the definition of a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”).

As a result, beginning on or about May 1, 2016, the Money Market Portfolio will invest at least 99.5% of its total assets in cash and government securities, which includes U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. In anticipation of the transition to a government money market fund and in an effort to mitigate any potential negative impact from the transition, prior to May 1, 2016 the Money Market Portfolio may acquire or hold a greater percentage of government securities than the Portfolio has historically held.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated December 4, 2015

to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2015, as supplemented

Statutory Prospectus of Northwestern Mutual Series Fund Dated May 1, 2015, as supplemented

The following information supplements the Summary Prospectus for the International Growth Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015, as supplemented on June 5, 2015 (the “Summary Prospectus”), and the Fund’s Statutory Prospectus dated May 1, 2015, as supplemented on May 22, 2015, June 5, 2015, and August 28, 2015 (the “Statutory Prospectus”). You should read this Supplement together with the Summary Prospectus and the Statutory Prospectus.

International Growth Portfolio – Sub-Adviser Name Change

Pyramis Global Advisors, LLC, sub-adviser for the International Growth Portfolio, changed its name to FIAM LLC and any and all references to the sub-adviser shall refer to FIAM LLC. FIAM LLC and its group of affiliates managed approximately $209.6 billion in assets worldwide as of September 30, 2015. FIAM LLC is an indirect, wholly owned subsidiary of FMR LLC (along with its affiliates, “Fidelity Investments”).

Please retain this Supplement for future reference.